Cover Page	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	PLAYA HOTELS & RESORTS N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	1-38012
Entity Tax Identification Number	98-1346104
Entity Address, Address Line One	Keizersgracht 555
Entity Address, Postal Zip Code	1017 DR
Entity Address, City or Town	Amsterdam,
Entity Address, Country	NL
Country Region	31
City Area Code	6
Local Phone Number	82 55 84 30
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.10 par value
Trading Symbol	PLYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001692412
Amendment Flag	false